Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Gross deferred tax assets:
Tax credit carryforwards	$ 148.0	$ 140.1	$ 158.4
Net operating loss carryforwards	2,288.2	2,273.4	2,334.1
Inventories	15.3	15.5	18.1
Accruals and reserves	41.0	43.6	27.1
Other	102.3	102.1	92.5
Acquisition-related items	127.2	155.4	186.3
Gross deferred tax assets	2,722.0	2,730.1	2,816.5
Valuation allowance	(2,637.0)	(2,611.2)	(2,702.6)
Deferred tax assets	85.0	118.9	113.9
Gross deferred tax liabilities:
Acquisition-related items	(35.2)	(65.1)	(86.3)
Undistributed foreign earnings	(2.9)	(2.3)	(4.0)
Other	(12.3)	(20.4)	(29.2)
Deferred tax liabilities	(50.4)	(87.8)	(119.5)
Total net deferred tax assets (liabilities)	34.6	31.1	(5.6)
Federal
Operating Loss Carryforwards
Net operating loss carryforwards	5,876.5
State
Operating Loss Carryforwards
Net operating loss carryforwards	2,223.8
Foreign
Operating Loss Carryforwards
Net operating loss carryforwards	$ 867.3